Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 07, 2013
Entity Registrant Name	AVALON HOLDINGS CORP
Document Type	10-K
Current Fiscal Year End Date	--12-31
Entity Public Float		$ 12,404,500
Amendment Flag	false
Entity Central Index Key	0001061069
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Common Class A [Member]
Entity Common Stock, Shares Outstanding		3,191,100
Common Class B [Member]
Entity Common Stock, Shares Outstanding		612,231